Revenue	12 Months Ended
Dec. 31, 2019
Revenue
Revenue

3. Revenue

For the years ended December 31, 2017, 2018 and 2019, all of the Group’s revenues were generated in the PRC. The disaggregated revenues by types and the timing of transfer of goods or services were as follows:

Disaggregation of revenues

	For Year Ended December 31,
	2017	2018	2019
	RMB	RMB	RMB
Product sales	2,257,632	2,516,862	3,422,151

Service
- online store operations, digital marketing, customer service, warehousing and fulfillment and IT maintenance service which revenues are recognized over time	1,863,446	2,835,206	3,817,450
- one-time online store design and setup services which revenue is recognized at point of time	27,730	40,969	38,591

Total revenue	4,148,808	5,393,037	7,278,192

Contract Liability

The movement of the advances from customers for the years ended December 31, 2018 and 2019 were as follows:

Advances from
Customers
Opening Balance as of January 1, 2018	25,148
Increase/(decrease), net	(6,760)
Ending Balance as of December 31, 2018	18,388
Increase/(decrease), net	6,360
Ending Balance as of December 31, 2019	24,748

Revenue amounted RMB25,148 and RMB18,388 were recognized in the years ended December 31, 2018 and 2019, respectively that were included in the balance of advance from customers at the beginning of each year.